CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 13,609	$ 16,652,603	$ (11,702,798)	$ 4,963,414
Beginning balance, shares at Dec. 31, 2022	136,091,400
Stock based compensation	$ 0	22,000	0	22,000
Net loss	0	0	239,461	239,461
Ending balance, value at Mar. 31, 2023	$ 13,609	16,674,603	(11,463,337)	5,224,875
Ending balance, shares at Mar. 31, 2023	136,091,400
Beginning balance, value at Dec. 31, 2022	$ 13,609	16,652,603	(11,702,798)	4,963,414
Beginning balance, shares at Dec. 31, 2022	136,091,400
Net loss				538,239
Ending balance, value at Sep. 30, 2023	$ 15,059	16,820,562	(11,164,559)	5,671,062
Ending balance, shares at Sep. 30, 2023	150,591,400
Beginning balance, value at Mar. 31, 2023	$ 13,609	16,674,603	(11,463,337)	5,224,875
Beginning balance, shares at Mar. 31, 2023	136,091,400
Private placement, net	$ 1,450	742,710	0	744,160
Private placement, net, shares	14,500,000
Warrant liability	$ 0	(600,067)	0	(600,067)
Stock based compensation	0	1,658	0	1,658
Net loss	0	0	(277,755)	(277,755)
Ending balance, value at Jun. 30, 2023	$ 15,059	16,818,904	(11,741,092)	5,092,871
Ending balance, shares at Jun. 30, 2023	150,591,400
Stock based compensation	$ 0	1,658	0	1,658
Net loss	0	0	576,533	576,533
Ending balance, value at Sep. 30, 2023	$ 15,059	16,820,562	(11,164,559)	5,671,062
Ending balance, shares at Sep. 30, 2023	150,591,400
Beginning balance, value at Dec. 31, 2023	$ 16,714	17,391,148	(11,090,050)	6,317,812
Beginning balance, shares at Dec. 31, 2023	167,138,069
Private placement, net	$ 500	147,841	0	148,341
Private placement, net, shares	5,000,000
Warrant liability	$ 0	(68,774)	0	(68,774)
Stock based compensation	0	555	0	555
Stock issued to pay off debt	$ 69	25,265	0	25,334
Stock issued to pay off debt, shares	685,564
Net loss	$ 0	0	(340,763)	(340,763)
Ending balance, value at Mar. 31, 2024	$ 17,283	17,496,035	(11,430,813)	6,082,505
Ending balance, shares at Mar. 31, 2024	172,823,633
Beginning balance, value at Dec. 31, 2023	$ 16,714	17,391,148	(11,090,050)	6,317,812
Beginning balance, shares at Dec. 31, 2023	167,138,069
Net loss				(681,122)
Ending balance, value at Sep. 30, 2024	$ 17,373	17,500,619	(11,771,172)	5,746,820
Ending balance, shares at Sep. 30, 2024	173,723,633
Beginning balance, value at Mar. 31, 2024	$ 17,283	17,496,035	(11,430,813)	6,082,505
Beginning balance, shares at Mar. 31, 2024	172,823,633
Stock based compensation	$ 60	23,940	0	24,000
Stock based compensation, shares	600,000
Stock issued to pay off debt	$ 30	10,887	0	10,917
Stock issued to pay off debt, shares	300,000
Net loss	$ 0	0	(176,191)	(176,191)
Ending balance, value at Jun. 30, 2024	$ 17,373	17,530,862	(11,607,004)	5,941,231
Ending balance, shares at Jun. 30, 2024	173,723,633
Option liability	$ 0	(30,243)	0	(30,243)
Net loss	0	0	(164,168)	(164,168)
Ending balance, value at Sep. 30, 2024	$ 17,373	$ 17,500,619	$ (11,771,172)	$ 5,746,820
Ending balance, shares at Sep. 30, 2024	173,723,633